Document And Entity Information - USD ($)	12 Months Ended
	Dec. 31, 2024	Feb. 20, 2025	Jun. 30, 2024
Document Information [Line Items]
Entity Central Index Key	0001279695
Entity Registrant Name	Universal Biosensors, Inc.
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2024
Document Type	10-K
Document Annual Report	true
Document Period End Date	Dec. 31, 2024
Document Transition Report	false
Entity File Number	000-52607
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	98-0424072
Entity Address, Address Line One	Universal Biosensors, Inc.
Entity Address, City or Town	Rowville
Entity Address, Postal Zip Code	3178
Entity Address, Country	AU
City Area Code	61
Local Phone Number	3 9213 9000
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Entity Shell Company	false
Entity Public Float			$ 17,351,769
Entity Common Stock, Shares Outstanding		298,067,435
Auditor Firm ID	1379
Auditor Name	PricewaterhouseCoopers
Auditor Location	Melbourne, Australia